As filed with the Securities and Exchange Commission on or about March 18, 2011
1933 Act File No. 002-78808
1940 Act File No. 811-03541

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 63	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 64	☑
ASSET MANAGEMENT FUND
(Exact Name of Registrant as Specified in Charter)
230 West Monroe Street, Suite 2810
Chicago, Illinois 60606
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, Including Area Code: (312) 214-1410

(Name and Address of Agent for Service)	Copy to:

Rodger D. Shay, Jr., President Asset Management Fund 230 West Monroe Street, Suite 2810 Chicago, Illinois 60606	Cathy G. O’Kelly, Esq. Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601-1003
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b); or

☐	on (date) pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on (date) pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, Asset Management Fund, certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 18th day of March 2011.

Asset Management Fund
By:	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below on March 18th, 2011 by the following persons in the capacities indicated.

SIGNATURE	TITLE	DATE

/s/ Rodger D. Shay* Rodger D. Shay	Trustee and Chairman of the Board

/s/ Rodger D. Shay, Jr. Rodger D. Shay, Jr.	Trustee and President (principal executive officer)	March 18, 2011

/s/ David F. Holland* David F. Holland	Trustee

/s/ Gerald J. Levy* Gerald J. Levy	Trustee and Vice Chairman of the Board

/s/ William A. McKenna, Jr.* William A. McKenna, Jr.	Trustee

/s/ Christopher M. Owen* Christopher M. Owen	Trustee

/s/ Maria F. Ramirez* Maria F. Ramirez	Trustee

/s/ Trent M. Statczar Trent M. Statczar	Treasurer (principal financial and accounting officer)	March 18, 2011

/s/ Robert T. Podraza *Robert T. Podraza
Attorney-In-Fact

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase